Nature of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 20, 2017 USD ($) $ / shares shares	Nov. 03, 2017	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reverse stock split, description												one-for-3.4130		one-for-3.4130
Reverse stock split, conversion ratio		0.2930
Net proceeds from offerings	$ 58,100
Conversion of redeemable convertible preferred stock into common stock | shares	7,180,483
Accumulated deficit			$ (125,928)	$ (92,265)				$ (58,388)				$ (125,928)		$ (92,265)	$ (58,388)
Net loss			(10,900)	(11,187)	$ (11,600)	$ (5,705)	$ (5,385)	(5,321)	$ (8,994)	$ (5,160)	$ (3,500)	(33,663)	$ (22,690)	(33,877)	(22,975)	$ (13,218)
Cash used in operations														(27,871)
Cash and cash equivalents			40,753	$ 76,793	$ 26,254			$ 3,035				40,753	$ 26,254	$ 76,793	$ 3,035	$ 6,759	$ 6,439
ASU 2014-15
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Accumulated deficit			(125,900)									(125,900)
Net loss												(33,700)
Cash used in operations												(33,800)
Cash and cash equivalents			$ 40,800									$ 40,800
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued | shares	4,000,000
Shares issued, price per share | $ / shares	$ 10.00
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued | shares	600,000
Shares issued, price per share | $ / shares	$ 10.00
Private Placement | New Enterprise Associates 16, L.P.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued | shares	2,000,000
Shares issued, price per share | $ / shares	$ 10.00